Note 13 - Business Segment Information (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Customer Concentration Risk [Member] | Sales Revenue, Segment [Member] | One Customer Member | Waste Management Services [Member]
Concentration Risk, Percentage	11.00%
Customer Concentration Risk [Member] | Consolidated Net Operating Revenues [Member] | One Customer Member | Waste Management Services [Member]
Concentration Risk, Percentage	8.00%
Waste Management Services [Member]
Increase (Decrease) in Operating Assets	$ 3.2
Golf And Related Operations [Member]
Increase (Decrease) in Operating Assets	$ 6.9